JPMORGAN SMARTRETIREMENT FUNDS
JPMorgan SmartRetirement
®
Income Fund
JPMorgan SmartRetirement
®
2020 Fund
JPMorgan SmartRetirement
®
2025 Fund
JPMorgan SmartRetirement
®
2030 Fund
JPMorgan SmartRetirement
®
2035 Fund
JPMorgan SmartRetirement
®
2040 Fund
JPMorgan SmartRetirement
®
2045 Fund
JPMorgan SmartRetirement
®
2050 Fund
JPMorgan SmartRetirement
®
2055 Fund
JPMorgan SmartRetirement
®
2060 Fund
(All Share Classes)
(each, a series of JPMorgan Trust I)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated May 27, 2021 to the Prospectuses and Summary
Prospectuses dated November 1, 2020, as supplemented
Effective June 1, 2021, the tables reflecting each Fund’s strategic target allocations are replaced for each Fund as noted below.
JPMorgan SmartRetirement Income Fund
The Strategic Target Allocations table and corresponding footnote in the “
What are the Fund’s main
investment strategies?
” section in the Fund’s summary prospectuses and prospectuses are hereby deleted in its entirety and replaced with the following:

Strategic Target Allocations 1
Fixed Income	62.50%
U.S. Fixed Income Funds	41.25%
Inflation Managed Funds	7.50%
High Yield Fixed Income Funds	10.00%
Emerging Markets Debt Funds	3.75%

Equity	32.50%
U.S. Large Cap Equity Funds	14.25%
U.S. Small/Mid Cap Equity Funds	3.30%
REIT Funds	1.95%
International Equity Funds	9.75%
Emerging Markets Equity Funds	3.25%

Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%

Commodities	0.00%

Commodities Funds	0.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

SUP-SR-521

JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund and JPMorgan SmartRetirement 2060 Fund
The Strategic Target Allocations table and corresponding footnote in the “
What are the Fund’s main investment strategies?
” section of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Income Fund) is hereby deleted in its entirety and replaced with the following:

Strategic Target Allocations 1
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10

Equity	91.00%	91.00%	91.00%	91.00%	82.00%	73.00%	61.00%	48.50%	32.50%	32.50%	32.50%
U.S. Large Cap Equity Funds	39.95%	39.95%	39.95%	39.95%	35.95%	32.10%	26.80%	21.30%	14.25%	14.25%	14.25%
U.S. Small/Mid Cap Equity Funds	9.20%	9.20%	9.20%	9.20%	8.30%	7.35%	6.15%	4.90%	3.30%	3.30%	3.30%
REIT Funds	5.45%	5.45%	5.45%	5.45%	4.95%	4.35%	3.65%	2.90%	1.95%	1.95%	1.95%
International Equity Funds	27.30%	27.30%	27.30%	27.30%	24.60%	21.90%	18.30%	14.55%	9.75%	9.75%	9.75%
Emerging Markets Equity Funds	9.10%	9.10%	9.10%	9.10%	8.20%	7.30%	6.10%	4.85%	3.25%	3.25%	3.25%

Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities Funds	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Fixed Income	9.00%	9.00%	9.00%	9.00%	18.00%	27.00%	39.00%	51.50%	62.50%	62.50%	62.50%
U.S. Fixed Income Funds	6.10%	6.10%	6.10%	6.10%	13.70%	21.60%	31.20%	38.15%	41.25%	41.25%	41.25%
Inflation Managed Funds	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%
High Yield Fixed Income Funds	1.95%	1.95%	1.95%	1.95%	2.80%	3.40%	5.00%	7.15%	10.00%	10.00%	10.00%
Emerging Markets Debt Funds	0.95%	0.95%	0.95%	0.95%	1.50%	2.00%	2.80%	3.20%	3.75%	3.75%	3.75%

Money Market Funds/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Money Market Funds/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

All Funds
For all Funds, the Strategic Target Allocations table and corresponding footnote in the “
More About the Funds – Strategic Target Allocations
” section in each Fund’s prospectuses is hereby deleted in its entirety and replaced with the following:

Strategic Target Allocations 1
Allocation Ranges (%)	Income Fund Target	2020 Fund Target	2025 Fund Target	2030 Fund Target	2035 Fund Target	2040 Fund Target	2045 Fund Target	2050 Fund Target	2055 Fund Target	2060 Fund Target

Equity	32.50%	32.50%	48.50%	61.00%	73.00%	82.00%	91.00%	91.00%	91.00%	91.00%
U.S. Large Cap Equity Funds	14.25%	14.25%	21.30%	26.80%	32.10%	35.95%	39.95%	39.95%	39.95%	39.95%
U.S. Small/Mid Cap Equity Funds	3.30%	3.30%	4.90%	6.15%	7.35%	8.30%	9.20%	9.20%	9.20%	9.20%
REIT Funds	1.95%	1.95%	2.90%	3.65%	4.35%	4.95%	5.45%	5.45%	5.45%	5.45%
International Equity Funds	9.75%	9.75%	14.55%	18.30%	21.90%	24.60%	27.30%	27.30%	27.30%	27.30%
Emerging Markets Equity Funds	3.25%	3.25%	4.85%	6.10%	7.30%	8.20%	9.10%	9.10%	9.10%	9.10%

Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities Funds	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Fixed Income	62.50%	62.50%	51.50%	39.00%	27.00%	18.00%	9.00%	9.00%	9.00%	9.00%
U.S. Fixed Income Funds	41.25%	41.25%	38.15%	31.20%	21.60%	13.70%	6.10%	6.10%	6.10%	6.10%
Inflation Managed Funds	7.50%	7.50%	3.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
High Yield Fixed Income Funds	10.00%	10.00%	7.15%	5.00%	3.40%	2.80%	1.95%	1.95%	1.95%	1.95%
Emerging Markets Debt Funds	3.75%	3.75%	3.20%	2.80%	2.00%	1.50%	0.95%	0.95%	0.95%	0.95%

Money Market Funds/Cash and Cash Equivalents	5.00%	5.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Money Market Funds/Cash and Cash Equivalents	5.00%	5.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Note: Information is as of 2/1/21.
Actual
strategic target allocations may differ by +/- 5% as noted above and, in addition, as a result of a Fund moving along its glide path. Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, each Fund utilizes mutual funds and, to a lesser extent, direct investments in ETFs to implement its strategic target allocations
although each Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE